NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

17.  NON-CONTROLLING INTERESTS

The Company's non-controlling interests included in the Consolidated Balance Sheet were as follows:

at December 31 (millions of Canadian dollars)	2012	2011

Non-controlling interest in TC PipeLines, LP1	953	997
Non-controlling interest in Portland[2]	83	79

	1,036	1,076

The Company's non-controlling interests included in the Consolidated Statement of Income were as follows:

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Non-controlling interest in TC PipeLines, LP1	91	101	87
Non-controlling interest in Portland[2]	5	6	6

	96	107	93

[1]
Effective May 3, 2011, the non-controlling interest in TC PipeLines, LP increased from 61.8 per cent to 66.7 per cent due to the issuance of equity to non-controlling interests in TC PipeLines, LP associated with the sale of 25 per cent interests in GTN LLC and Bison LLC pipelines from TCPL to TC PipeLines, LP. The non-controlling interest in TC PipeLines, LP from January 1, 2010 to May 3, 2011 was 61.8 per cent.

[2]
The non-controlling interests in Portland as at December 31, 2012 represented the 38.3 per cent interest not owned by TCPL (2011 and 2010 – 38.3 per cent).

In 2012, TCPL received fees of $3 million from TC PipeLines, LP (2011 and 2010 – $2 million) and $7 million from Portland (2011 and 2010 – $7 million) for services provided.